Document and Entity Information	May 26, 2022
Cover [Abstract]
Entity Registrant Name	CRANE CO /DE/
Entity Incorporation State Country Code	DE
Entity Address, State or Province	CT
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000025445
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 26, 2022
Entity File Number	1-1657
Entity Tax Identification Number	13-1952290
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Entity Information, Former Legal or Registered Name	Crane Co.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false